ASC 310-30 Loans Acquired at Acquisition Date (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually-required principal and interest	$ 9,850,613
Non-accretable difference	3,402,907
Cash flows expected to be collected	6,447,706
Accreatable yield	1,538,059
Fair value of loans	4,909,647
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually-required principal and interest	7,855,033
Non-accretable difference	2,154,542
Cash flows expected to be collected	5,700,491
Accreatable yield	1,487,634
Fair value of loans	4,212,857
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractually-required principal and interest	1,995,580
Non-accretable difference	1,248,365
Cash flows expected to be collected	747,215
Accreatable yield	50,425
Fair value of loans	$ 696,790